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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F-HR

                               FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: I
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Investment Management Inc.
                 -------------------------------------
   Address:      Three World Financial Center
                 -------------------------------------
                 200 Vesey Street
                 -------------------------------------
                 New York, NY 10281
                 -------------------------------------

Form 13F File Number: 028-13826
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth Gelman
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   212-549-8415
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Seth Gelman                 New York, NY     August 27, 2012
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 63
                                        --------------------

Form 13F Information Table Value Total: 2,028,896
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.         Form 13F File Number     Name

    (1)     028-13827                    AMP Capital Brookfield (US) LLC
    ------      -----------------        ---------------------------------

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FORM 13F
                           31-Dec-10

                                                                                                          Voting Authority
                                                           Value      Shares/   Sh/ Put/ Invstmt Other    ----------------
Name of Issuer                 Title of class CUSIP        (x$1000)   Prn Amt   Prn Call Dscretn Managers   Sole   Shared   None
------------------------------ -------------- ------------ ---------- --------  --- ---- ------- -------- -------- ------   -------
AT&T                           COM            00206R102          250      8500  SH       Sole                 8500
AvalonBay Communities Inc      COM            053484101       68,453    608202  SH       Defined    (1)     492202           116000
B&G FOODS INC                  COM            05508R106          275     20000  SH       Sole                20000
BANK OF AMERICA CORP           COM            060505104       11,671   850,000  SH       Sole              850,000
Beazer Homes USA Inc           COM            07556Q105        9,790 1,818,527  SH       Defined    (1)  1,094,300           724227
BioMed Realty Trust Inc        COM            09063H107       62,826   3368712  SH       Defined    (1)    2894886           473826
Boston Properties Inc          COM            101121101      180,752   2099329  SH       Defined    (1)    1607429           491900
Brandywine Realty Trust        SH BEN
                               INT NEW        105368203       77,785   6676864  SH       Defined    (1)    5337970          1338894
Brookfield Properties Corp     COM            112900105          860     49040  SH       Defined    (1)      49040
Camden Property Trust          SH BEN INT     133131102       89,247   1653328  SH       Defined    (1)    1403028           250300
CBL & Associates Properties In COM            124830100          187     10700  SH       Defined    (1)      10700
CenterPoint Energy Inc         COM            15189T107        2,371    150800  SH       Defined    (1)     150800
China Real Estate Information  ADR            16948Q103        2,942    306500  SH       Defined    (1)     137900           168600
CITIGROUP INC                  COM            172967101       13,255 2,750,000  SH       Sole            2,750,000
Commonwealth REIT  6.50% Serie 6.5% PFD
                               CUM CO         203233408       21,367    975200  SH       Defined    (1)     975200
Coresite Realty Corp           COM            21870Q105       20,058   1470500  SH       Defined    (1)     603900           866600
Crown Castle International Cor COM            228227104        4,653    106150  SH       Defined    (1)     106150
Digital Realty Trust Inc       COM            253868103       92,197   1788846  SH       Defined    (1)    1502046           286800
DR HORTON                      COM            23331A109        7,412    580500  SH       Sole               580500
Duke Realty Corp               COM NEW        264411505        6,155    494000  SH       Defined    (1)          0           494000
EastGroup Properties Inc       COM            277276101       20,881    493400  SH       Defined    (1)     119000           374400
Emeritus Corp                  COM            291005106       13,926    706551  SH       Defined    (1)     324500           382051
Empresas ICA SAB de CV         SPON ADR
                               NEW            292448206          353     34600  SH       Defined    (1)      34600
Enbridge Inc                   COM            29250N105        1,846     32720  SH       Defined    (1)      32720
Equity One Inc                 COM            294752100       38,187   2100468  SH       Defined    (1)    1753377           347091

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
Essex Property Trust Inc       COM            297178105       73,089    639900  SH       Defined    (1)     454500           185400
First Industrial Realty Trust  COM            32054K103       12,329   1407451  SH       Defined    (1)     639140           768311
General Growth Properties Inc  COM            370023103       62,447   4034039  SH       Defined    (1)    3409039           625000
GENERAL MOTORS CO              COM            37045V100        7,316   200,500  SH       Sole              200,500
GENERAL MOTORS CO              JR PFD
                               CNV SRB        37045V209        1,086    20,000  SH       Sole               20,000
Grupo Aeroportuario del Pacifi SPON ADR B     400506101          386      9500  SH       Defined    (1)       9500
Health Care REIT Inc           COM            42217K106       78,757   1653161  SH       Defined    (1)    1300461           352700
HOVNANIAN ENTERPRISES INC      CL A           442487203          102     24900  SH       Sole                24900
ITC Holdings Corp              COM            465685105        1,401     22600  SH       Defined    (1)      22600
JP MORGAN CHASE & CO           COM            46625H100       10,111   225,000  SH       Sole              225,000
KB Home                        COM            48666K109       12,450    922900  SH       Defined    (1)     405900           517000
Kilroy Realty Corp             COM            49427F108       39,791   1091074  SH       Defined    (1)     894397           196677
Lennar Corp                    CL A           526057104       43,826   2337362  SH       Defined    (1)    2147062           190300
Lexington Rlty Trst Pref 6.50% PFD CONV
                               SER C          529043309        1,375     32100  SH       Defined    (1)      32100
Macerich Co/The                COM            554382101       53,927   1138419  SH       Defined    (1)     895598           242821
MERITAGE HOMES CORP            COM            59001A102        1,148    50,000  SH       Sole               50,000
Mission West Properties Inc    COM            605203108        2,900    433495  SH       Defined    (1)     170058           263437
MITEL NETWORKS CORP            COM            60671Q104        1,149   195,000  SH       Sole              195,000
National Grid PLC              SPON ADR
                               NEW            636274300        1,943     43787  SH       Defined    (1)      43787
NISKA GAS STORAGE PARTNERS LLC UNIT LTD
                               LIABI          654678101          249     12500  SH       Sole                12500
Omega Healthcare Investors Inc COM            681936100       72,028   3209806  SH       Defined    (1)    2353706           856100
PAETEC HOLDING CORP            COM            695459107           56     15000  SH       Sole                15000
Public Storage                 COM            74460D109      215,006   2119960  SH       Defined    (1)    1751360           368600
Rayonier Inc                   COM            754907103        4,086     77800  SH       Defined    (1)                       77800
RYLAND GROUP INC               COM            783764103       10,018    563400  SH       Sole               563400
SBA Communications Corp        COM            78388J106        1,994     48700  SH       Defined    (1)      48700
Sempra Energy                  COM            816851109        3,102     59100  SH       Defined    (1)      59100
Simon Property Group Inc       COM            828806109      289,083   2905648  SH       Defined    (1)    2365632           540016
SL Green Realty Corp           COM            78440X101       46,066    682353  SH       Defined    (1)     502753           179600
Southern Union Co              COM            844030106        1,483     61600  SH       Defined    (1)      61600
Spectra Energy Corp            COM            847560109        4,638    185600  SH       Defined    (1)     185600
Taubman Centers Inc            COM            876664103          419      8300  SH       Defined    (1)       8300
Toll Brothers Inc              COM            889478103       67,917   3574556  SH       Defined    (1)    2830556           744000
TransCanada Corp               COM            89353D107        4,404    115635  SH       Defined    (1)     115635

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
UDR Inc                        COM            902653104       76,227   3240930  SH       Defined    (1)    2587630           653300
VERIZON COMMUNICATIONS INC     COM            92343V104          268      7500  SH       Sole                 7500
Weingarten Realty Investors    SH BEN INT     948741103       77,951   3280776  SH       Defined    (1)    2745476           535300
WINDSTREAM CORP                COM            97381W104          669      8300  SH       Sole                 8300

REPORT SUMMARY                     63         DATA RECORDS 2,028,896              1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

     Other Managers                  Name                     13F File Number
          (1)           AMP Capital Brookfield (US) LLC      028-13827